Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NFT Limited
Trading Symbol	MI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,399,675
Amendment Flag	false
Entity Central Index Key	0001958713
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38036
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No.1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Share par value $0.005 per share
Security Exchange Name	NYSEAMER
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6783
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No.1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Contact Personnel Name	Kuangtao Wang
City Area Code	+86
Local Phone Number	13020144962
Contact Personnel Email Address	KuangtaoWang@nft-limited.com
Entity Address, Postal Zip Code	00000